Consolidated Statements of Changes in Shareholder's Equity	CNY (¥) shares	USD ($) shares	Class A and B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Other Comprehensive Loss/ Foreign Currency Translation Adjustment [Member] CNY (¥)	Retained earnings/ (accumulated deficit) [Member] CNY (¥)
Beginning Balance at Dec. 31, 2015	¥ (6,575,347,389)				¥ 58,324,589		¥ (6,633,671,978)
Beginning balance, Number of shares at Dec. 31, 2015 | shares			79,305,191
Capital contribution by shareholders	2,546,172,365				2,546,172,365
Share-based compensation (Note 18)	22,133,620				22,133,620
Change in capital contribution			¥ 54,754		(2,546,172,365)		2,546,117,611
Net income	576,652,618						576,652,618
Ending Balance at Dec. 31, 2016	¥ (3,430,388,786)		¥ 54,754		80,458,209		(3,510,901,749)
Ending balance, Number of shares at Dec. 31, 2016 | shares	79,305,191	79,305,191	79,305,191
Issuance of ordinary shares - Initial Public Offering ("IPO"), value	¥ 5,297,385,844		¥ 23,601		5,297,362,243
Issuance of ordinary shares - Initial Public Offering ("IPO"), Number of shares | shares			35,625,000
Canceled Shares	(10,895)		¥ (10,895)
Canceled Shares, Number of Shares | shares			(15,814,019)
Conversion of convertible preferred shares to ordinary shares, value	5,943,978,230		¥ 147,380		2,129,833,063		3,813,997,787
Conversion of convertible preferred shares to ordinary shares, Number of shares | shares			222,460,486
Repurchase of ordinary shares, value	(421,164,802)			¥ (421,164,802)
Repurchase of ordinary shares, Number of shares | shares			(4,537,115)
Vesting of share options held by Share Based Payment Trust			¥ 6,136		(6,136)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			8,798,912
Share-based compensation (Note 18)	64,055,851				64,055,851
Other comprehensive income (loss)	(77,947,461)					¥ (77,947,461)
Net income	2,164,458,820						2,164,458,820
Ending Balance at Dec. 31, 2017	9,540,366,801		¥ 220,976	(421,164,802)	7,571,703,230	(77,947,461)	2,467,554,858
Ending balance, Number of shares at Dec. 31, 2017 | shares			325,838,455
Adjustments due to the adoptionof Topic 606 | ASU 2014-09	¥ 108,079,541						108,079,541
Canceled Shares			¥ (18,088)	1,469,256,944	(1,469,238,856)
Canceled Shares, Number of Shares | shares	(27,302,698)	(27,302,698)
Repurchase of ordinary shares, value	¥ (1,410,222,466)			(1,410,222,466)
Repurchase of ordinary shares, Number of shares | shares			(33,237,759)
Vesting of share options held by Share Based Payment Trust			¥ 2,141		(2,141)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			3,466,307
Exercise of share options	2,458		¥ 249		2,209
Exercise of share options, Number of shares | shares			377,085
Share-based compensation (Note 18)	57,981,487				57,981,487
Other comprehensive income (loss)	33,089,222	$ 4,812,628				33,089,222
Net income	2,491,316,213	362,346,915					2,491,316,213
Ending Balance at Dec. 31, 2018	¥ 10,820,613,256	$ 1,573,792,925	¥ 205,278	¥ (362,130,324)	¥ 6,160,445,929	¥ (44,858,239)	¥ 5,066,950,612
Ending balance, Number of shares at Dec. 31, 2018 | shares			296,444,088